Selected Operating Expenses and Additional Information	12 Months Ended
Dec. 31, 2015
Compensation Related Costs [Abstract]
Selected Operating Expenses and Additional Information
Selected Operating Expenses and Additional Information
Personnel expenses for all payroll employees were:

Year ended December 31	2013	2014	2015
(in thousands)	EUR	EUR	EUR
Wages and salaries	835,563	985,883	1,165,433
Social security expenses	69,839	81,721	92,910
Pension and retirement expenses	60,275	71,316	79,717
Share-based payments	52,371	63,380	59,070
Personnel expenses	1,018,048	1,202,300	1,397,130

The average number of payroll employees in FTEs during 2015, 2014 and 2013 was 11,824, 10,942 and 9,540, respectively.
The average number of payroll employees in FTEs in our operations in the Netherlands during 2015, 2014 and 2013 was 6,113, 5,589 and 5,112, respectively. Both increases in 2015 compared to 2014 and in 2014 compared to 2013 in payroll employees (in FTEs) is in line with our net sales growth.

The total number of payroll and temporary employees in FTEs per sector was:

As of December 31	2013	2014	2015
Customer Support	2,949	3,289	3,607
SG&A	1,098	1,240	1,380
Industrial Engineering [1]	785	—	—
Manufacturing & Logistics	3,658	3,846	3,833
R&D	4,735	5,697	5,861
Total employees (in FTEs)	13,225	14,072	14,681
Less: Temporary employees (in FTEs)	2,865	2,754	2,513
Payroll employees (in FTEs)	10,360	11,318	12,168

1.	As of January 1, 2014, our industrial engineering department has been incorporated into R&D.